Share-based Payments (Details Narrative) - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in year)	4 years 7 months 2 days	3 years 6 months 25 days
Warrants [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.30	$ 0.30
Warrants [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.94	$ 1.944
Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in year)	2 years 4 months 28 days	2 years 11 months 8 days
Exercise price	$ 0.50	$ 0.50
ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in year)	1 year 4 months 20 days	1 year 4 months 14 days
ESOP [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.50	$ 0.50
ESOP [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.56	$ 1.56